OTHER INCOME - Disclosure of other income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income [Abstract]
Management fee income	$ 1,163	$ 1,180
Other operating income, net	595	303
Other income	$ 1,758	$ 1,483